Leases - Undiscounted future lease payments for non-cancelable operating leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Maturity of lease liabilities
2025	$ 7,296
2026	7,450
2027	7,684
2028	7,923
2029	8,143
Thereafter	7,615
Total lease payments	46,111
Less: imputed interest	(8,740)
Total operating lease liabilities	$ 37,371